                                          OppenheimerFunds, Inc.
                                        Two World Financial Center
                                            225 Liberty Street
                                         New York, New York 10281

August 23, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:       Registration Statement on Form N-14 for Oppenheimer Capital
                   Appreciation Fund; Proxy Materials for Oppenheimer Growth Fund
                   File No. 333-144755

To the Securities and Exchange Commission:

     Enclosed for filing with the  Securities  and Exchange  Commission  ("SEC")
under the Securities Act of 1933, as amended (the "1933 Act"), is  Pre-effective
Amendment No. 3 to the  Registration  Statement on Form N-14 (the  "Registration
Statement") of Oppenheimer Capital Appreciation Fund. The purpose of this filing is to revise Part B of the  Registration  Statement to  incorporate by reference the semi-annual reports of Capital Appreciation Fund and Growth Fund, both dated
February 28, 2007, and to reflect that the pro forma financial statements are as of May 31, 2007.

     The Staff is requested to address any comments or questions you may have on this filing to:

                           Amee Kantesaria
                           Assistant Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street New York, NY  10281
                           212.323.5217
                           akantesaria@oppenheimerfunds.com

         Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------
Amee Kantesaria
Assistant Vice President and Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070

cc:      Mr. Vincent DiStefano, Securities and Exchange Commission